Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstact]
Borrowings
NOTE 11: BORROWINGS
Borrowings consist of the following:

Navios Holdings loans	December 31, 2012	December 31, 2011
Loan Facility HSH Nordbank and Commerzbank A.G.	$41,659	$43,773
Revolver Facility HSH Nordbank and Commerzbank A.G.	4,428	7,810
Commerzbank A.G.	71,706	104,626
Dekabank Deutsche Girozentrale	—	75,000
Loan Facility Emporiki Bank ($130,000)	30,308	43,948
Loan Facility Emporiki Bank ($75,000)	32,000	34,750
Loan Facility Emporiki Bank ($40,000)	32,700	38,500
Loan Facility Emporiki Bank ($23,000)	20,203	20,884
Loan Facility Emporiki Bank ($23,000)	20,750	10,170
Loan DNB NOR Bank ($40,000)	30,394	37,082
Loan DNB NOR Bank ($66,500)	—	52,900
Loan Facility DVB Bank SE ($42,000)	39,325	—
Loan facility Cyprus Popular Bank Public Co. Ltd Bank	—	17,908
Unsecured bond	—	20,000
Senior notes	350,000	350,000
Ship mortgage notes	488,000	400,000
Total Navios Holdings loans	$1,161,473	$1,257,351

Navios Logistics loans	December 31, 2012	December 31, 2011
Senior notes	$200,000	$200,000
Other long-term loans	598	668
Total Navios Logistics loans	$200,598	$200,668

Total loans	December 31, 2012	December 31, 2011
Total borrowings	$1,362,071	$1,458,019
Less: unamortized discount	(3,859)	(4,462)
Less: current portion	(33,095)	(70,093)
Total long-term borrowings	$1,325,117	$1,383,464

Navios Holdings loans

In December 2006, the Company issued $300,000 in senior notes at a fixed rate of 9.5% due on December 15, 2014 (the “2014 Notes”). On January 28, 2011, Navios Holdings completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the “2019 Notes”). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' outstanding 2014 Notes and pay related transaction fees and expenses and for general corporate purposes. The effect of this transaction was the recognition of a $21,199 loss in the statement of income under “Loss on bond extinguishment”, which comprises a $5,573 loss relating to the accelerated amortization of unamortized deferred finance costs and a $15,626 loss relating to cash payments for transaction fees and expenses in connection with the 2014 Notes extinguishment.

Senior Notes: On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co Issuers”) issued $350,000 in senior notes due on February 15, 2019 at a fixed rate of 8.125%. The senior notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc, Navios Maritime Finance (US) Inc., Navios South American Logistics Inc. and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The 2019 Co-Issuers have the option to redeem the notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the notes with the net proceeds of an equity offering at 108.125% of the principal amount of the notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The senior notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of December 31, 2012.

Ship Mortgage Notes: In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the “Mortgage Notes Co-Issuers”) issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%. In July 2012, the Mortgage Notes Co-Issuers issued an additional $88,000 of the ship mortgage notes at par value. The exchange offer of the ship mortgage notes issued in July 2012 was completed on October 4, 2012.

The ship mortgage notes are senior obligations of the Mortgage Notes Co-Issuers and are secured by first priority ship mortgages on 17 vessels owned by certain subsidiary guarantors and other related collateral securities. The ship mortgage notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. In addition, the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.

Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount. Pursuant to the terms of a registration rights agreement, as a result of satisfying certain conditions, the Mortgage Notes Co Issuers and the guarantors are not obligated to file a registration statement that would have enabled the holders of ship mortgage notes to exchange the privately placed notes with publicly registered notes with identical terms. The ship mortgage notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Mortgage Notes Co-Issuers' properties and assets and creation or designation of restricted subsidiaries.

The Mortgage Notes Co-Issuers were in compliance with the covenants as of December 31, 2012.

Loan Facilities:

The majority of the Company's senior secured credit facilities include maintenance covenants, including loan-to-value ratio covenants, based on either charter-adjusted valuations, or charter-free valuations. As of December 31, 2012, the Company and its subsidiaries were in compliance with all of the covenants under each of its credit facilities outlined below.

HSH/Commerzbank Facility: In February 2007, Navios Holdings entered into a secured loan facility with HSH Nordbank and Commerzbank AG maturing on October 31, 2014. The facility was initially composed of a $280,000 term loan facility and a $120,000 reducing revolving facility and it has been amended and repaid as certain vessels have been sold.

The loan facility bears interest at a margin ranging from 115 basis points to 175 basis points depending on the specified security value and requires compliance with financial covenants, including a specified security value maintenance compared to total debt percentage and minimum liquidity. It is an event of default under the revolving credit facility if such covenants are not complied with or if Angeliki Frangou, the Company's Chairman and Chief Executive Officer, beneficially owns less than 20% of the issued stock.

As of December 31, 2012, the outstanding revolving credit facility is repayable in one quarterly installment of $846 and seven quarterly installments of $224 with a final balloon payment of $2,014 on the last payment date and the outstanding term loan facility is repayable in one quarterly installment of $529 and seven quarterly installments of $1,129 with a final balloon payment of $33,227 on the last payment date.

As of December 31, 2012, the full amount under the revolving facility had been drawn and the outstanding amount was $4,428. As of December 31, 2012, the outstanding amount under the term loan facility was $41,659.

Emporiki Facilities: In December 2007, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $154,000 in order to partially finance the construction of two Capesize bulk carriers. In July 2009, following an amendment of the above-mentioned agreement, the amount of the facility has been changed to up to $130,000.

The interest rate of the amended facility is based on a margin of 175 basis points. The facility is repayable in one installment of $5,139, followed by three semi-annual installments of $1,716 and ten semi-annual installments of $1,144 with a final balloon payment of $8,581 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $30,308.

In August 2009, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $75,000 to partially finance the acquisition costs of two Capesize vessels. The loan bears interest at a rate of LIBOR plus 175 basis points. The outstanding amount of the loan as of December 31, 2012 is repayable in 16 semi-annual installments of $1,375 with a final payment of $10,000 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $32,000.

In September 2010, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. As of December 31, 2012, the outstanding amount under the loan facility was repayable in one installment of $5,382 and 16 semi-annual equal installments of $1,206 with a final balloon payment of $8,022 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $32,700.

In August 2011, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. The facility is repayable in 19 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $20,203.

In December 2011, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2012, the outstanding amount under the loan facility was repayable in 19 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $20,750.

In December 2012, the Emporiki facilities were transferred to Credit Agricole Corporate and Investment Bank.

DNB Facilities: In June 2008, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $133,000 in order to partially finance the construction of two Capesize bulk carriers. In June 2009, following an amendment of the above-mentioned agreement, one of the two tranches of the facility amounting to $66,500 was cancelled. The interest rate of the amended facility is based on a margin of 225 basis points. On July 10, 2012, the Company repaid in full the loan using a portion of the proceeds of the ship mortgage notes issued in July 2012 and cash on hand.

In August 2010, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. The loan bears interest at a rate of LIBOR plus 275 basis points. As of December 31, 2012, the outstanding loan is repayable in 17 equal quarterly installments of $552, with a final balloon payment of $21,010 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount under this facility was $30,394.

Dekabank Facility: In February 2009 (amended and restated in May 2009), Navios Holdings entered into a facility of up to $120,000 with Dekabank Deutsche Girozentrale to finance the acquisition of two Capesize vessels. The interest rate of the facility was based on a margin of 190 basis points. On June 15, 2012, the Company sold the Navios Buena Ventura and fully repaid the outstanding balance associated with the vessel. On July 9, 2012, the Company repaid in full the loan using a portion of the proceeds of the ship mortgage notes issued in July 2012 and cash on hand.

Cyprus Popular Bank Public Co. Ltd. Facility: In March 2009, Navios Holdings entered into a loan facility with Cyprus Popular Bank Public Co. Ltd.  of  up to $110,000 to be used to finance the pre-delivery installments for the construction of newbuilding vessels and for general corporate purposes. As of September 7, 2010, the available amount of the loan facility was reduced to $30,000. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra. This loan bears interest at a rate of LIBOR plus 275 basis points. On April 20, 2012, the Company repaid the facility in full using the proceeds under the second tranche of the DVB Bank SE loan facility. As of December 31, 2012, the facility will be available until May 2013 and the available amount under the facility was $30,000.

Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. As of December 31, 2012, the third tranche of the facility is repayable in one quarterly installment of $257 and 25 quarterly installments of $882, with a final balloon payment of $13,815 on the last payment date; and the fourth tranche of the facility is repayable in one quarterly installment of $210 and 31 quarterly installments of $835, with a final balloon payment of $9,489 on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount was $71,706.

DVB Bank SE Facility: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (a) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a handysize vessel; and (b) the second tranche is for an amount of up to $16,000 to refinance the Navios Astra loan facility with Cyprus Popular Bank Public Co. Ltd. The two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, respectively. As of December 31, 2012, Navios Holdings had drawn $26,000 under the first tranche and $14,950 under the second tranche. The first tranche is repayable in 29 quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date and the second tranche is repayable in 30 quarterly installments of $269, with a final balloon payment of $6,357 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2012, the outstanding amount was $39,325.

Unsecured Bond: In July 2009, Navios Holdings issued a $20,000 unsecured bond due in July 2012 as a partial payment for the acquisition price of a Capesize vessel. Interest accrued on the principal amount of the unsecured bond at the rate of 6% per annum. All accrued interest (which was not compounded) would have been first due and payable in July 2012, which was the maturity date. The outstanding amount was repaid in full on July 24, 2012 in accordance with its terms.

Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants including debt coverage ratios and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.

Navios Logistics loans

Senior Notes

On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together the “Logistics Co-Issuers”) issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Logistics Senior Notes”). The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.

In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co- Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.

Cyprus Popular Bank Public Co. Ltd. Facility

On March 20, 2012, Cyprus Popular Bank Public Co. Ltd. and Nauticler S.A., a subsidiary of Navios Logistics, finalized the documentation of the $40,000 revolving credit facility for working and investment capital purposes. The loan bears interest at a rate based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over other assets acceptable to the bank. The facility requires Navios Logistics to be in compliance with the covenants contained in the indenture governing the Logistics Senior Notes. The loan is initially repayable 12 months after drawdown with extension options available. As of December 31, 2012, the revolving credit facility was fully undrawn.
Non-Wholly Owned Subsidiaries' Indebtedness
On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. Navios Logistics paid total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such  joint ventures.

Other Indebtedness

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed an $817 loan facility that was entered into by Hidronave S.A. in 2001 in order to finance the construction of a pushboat (Nazira). As of December 31, 2012, the outstanding loan balance was $598. The loan facility bears interest at a fixed rate of 600 basis points. The loan is to be repaid in equal monthly installments of $6 each and the final repayment date must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2012, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.

Year	Amount in thousands of USD
2013	$33,095
2014	63,683
2015	22,457
2016	21,885
2017	529,230
2018 and thereafter	691,721
Total	$1,362,071